Distribution Date:	06/12/23	GS Mortgage Securities Corporation II
Determination Date:	06/06/23
Next Distribution Date:	07/12/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-GCJ14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, National Association
Additional Information	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17
			Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	24		Karlene Benvenuto		karlene.benvenuto@db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	25
		Controlling Class	Tomar Securities LLC
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
Interest Shortfall Detail - Collateral Level	27		-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

PEZ	36198FAR3	0.000000%	0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-1	36198FAA0	1.217000%	81,916,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36198FAB8	2.995000%	77,951,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36198FAC6	3.526000%	36,331,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36198FAD4	3.955000%	165,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36198FAE2	4.243000%	406,475,000.00	339,396,103.87	66,365,291.08	1,200,048.06	0.00	0.00	67,565,339.14	273,030,812.79	57.26%	30.00%
A-AB	36198FAF9	3.817000%	102,192,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36198FAM4	4.507000%	99,413,000.00	99,413,000.00	0.00	373,378.66	0.00	0.00	373,378.66	99,413,000.00	41.69%	22.00%
B	36198FAP7	4.707515%	80,773,000.00	80,773,000.00	0.00	316,866.74	0.00	0.00	316,866.74	80,773,000.00	29.05%	15.50%
C	36198FAT9	4.707515%	46,600,000.00	46,600,000.00	0.00	182,808.49	0.00	0.00	182,808.49	46,600,000.00	21.75%	11.75%
D	36198FAV4	4.707515%	51,260,000.00	51,260,000.00	0.00	201,089.34	0.00	0.00	201,089.34	51,260,000.00	13.73%	7.63%
E	36198FAX0	4.707515%	10,873,000.00	10,873,000.00	0.00	42,654.01	0.00	0.00	42,654.01	10,873,000.00	12.03%	6.75%
F	36198FAZ5	4.707515%	21,747,000.00	21,747,000.00	0.00	85,311.94	0.00	0.00	85,311.94	21,747,000.00	8.62%	5.00%
G	36198FBB7	4.250000%	24,853,000.00	24,853,000.00	0.00	88,021.04	0.00	0.00	88,021.04	24,853,000.00	4.73%	3.00%
H*	36198FBD3	4.250000%	37,280,619.00	30,228,061.68	0.00	100,796.34	0.00	0.00	100,796.34	30,228,061.68	0.00%	0.00%
R	36198FBF8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Q	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,242,664,720.03	705,143,165.55	66,365,291.08	2,590,974.62	0.00	0.00	68,956,265.70	638,777,874.47

X-A	36198FAG7	0.404705%	969,278,000.00	438,809,103.87	0.00	147,990.21	0.00	0.00	147,990.21	372,443,812.79
X-C	36198FAK8	0.457515%	62,133,619.00	55,081,061.68	0.00	21,000.33	0.00	0.00	21,000.33	55,081,061.68
Notional SubTotal			1,031,411,619.00	493,890,165.55	0.00	168,990.54	0.00	0.00	168,990.54	427,524,874.47

Deal Distribution Total					66,365,291.08	2,759,965.16	0.00	0.00	69,125,256.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36198FAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1	36198FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36198FAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36198FAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36198FAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36198FAE2	834.97411617	163.27028988	2.95232932	0.00000000	0.00000000	0.00000000	0.00000000	166.22261920	671.70382629
A-AB	36198FAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36198FAM4	1,000.00000000	0.00000000	3.75583334	0.00000000	0.00000000	0.00000000	0.00000000	3.75583334	1,000.00000000
B	36198FAP7	1,000.00000000	0.00000000	3.92292895	0.00000000	0.00000000	0.00000000	0.00000000	3.92292895	1,000.00000000
C	36198FAT9	1,000.00000000	0.00000000	3.92292897	0.00000000	0.00000000	0.00000000	0.00000000	3.92292897	1,000.00000000
D	36198FAV4	1,000.00000000	0.00000000	3.92292899	0.00000000	0.00000000	0.00000000	0.00000000	3.92292899	1,000.00000000
E	36198FAX0	1,000.00000000	0.00000000	3.92292927	0.00000000	0.00000000	0.00000000	0.00000000	3.92292927	1,000.00000000
F	36198FAZ5	1,000.00000000	0.00000000	3.92292914	0.00000000	0.00000000	0.00000000	0.00000000	3.92292914	1,000.00000000
G	36198FBB7	1,000.00000000	0.00000000	3.54166660	0.00000000	0.00000000	0.00000000	0.00000000	3.54166660	1,000.00000000
H	36198FBD3	810.82510138	0.00000000	2.70371959	0.16795268	54.97328438	0.00000000	0.00000000	2.70371959	810.82510138
R	36198FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Q	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36198FAG7	452.71749062	0.00000000	0.15268087	0.00000000	0.00000000	0.00000000	0.00000000	0.15268087	384.24870139
X-C	36198FAK8	886.49369804	0.00000000	0.33798659	0.00000000	0.00000000	0.00000000	0.00000000	0.33798659	886.49369804

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
PEZ	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	05/01/23 - 05/30/23	30	0.00	1,200,048.06	0.00	1,200,048.06	0.00	0.00	0.00	1,200,048.06	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/23 - 05/30/23	30	0.00	147,990.21	0.00	147,990.21	0.00	0.00	0.00	147,990.21	0.00
X-C	05/01/23 - 05/30/23	30	0.00	21,000.33	0.00	21,000.33	0.00	0.00	0.00	21,000.33	0.00
A-S	05/01/23 - 05/30/23	30	0.00	373,378.66	0.00	373,378.66	0.00	0.00	0.00	373,378.66	0.00
B	05/01/23 - 05/30/23	30	0.00	316,866.74	0.00	316,866.74	0.00	0.00	0.00	316,866.74	0.00
C	05/01/23 - 05/30/23	30	0.00	182,808.49	0.00	182,808.49	0.00	0.00	0.00	182,808.49	0.00
D	05/01/23 - 05/30/23	30	0.00	201,089.34	0.00	201,089.34	0.00	0.00	0.00	201,089.34	0.00
E	05/01/23 - 05/30/23	30	0.00	42,654.01	0.00	42,654.01	0.00	0.00	0.00	42,654.01	0.00
F	05/01/23 - 05/30/23	30	0.00	85,311.94	0.00	85,311.94	0.00	0.00	0.00	85,311.94	0.00
G	05/01/23 - 05/30/23	30	0.00	88,021.04	0.00	88,021.04	0.00	0.00	0.00	88,021.04	0.00
H	05/01/23 - 05/30/23	30	2,035,965.98	107,057.72	0.00	107,057.72	6,261.38	0.00	0.00	100,796.34	2,049,438.07
Totals			2,035,965.98	2,766,226.54	0.00	2,766,226.54	6,261.38	0.00	0.00	2,759,965.16	2,049,438.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
AS_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	69,125,256.24
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	1
Aggregate Unpaid Principal Balance	7,826,213.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,786,837.48	Master Servicing Fee	14,956.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,554.45
Interest Adjustments	(2,891.87)	Trustee Fee	145.73
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	303.60
ARD Interest	0.00	Operating Advisor Fee	759.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,783,945.61	Total Fees	17,719.08

Principal		Expenses/Reimbursements
Scheduled Principal	18,930,352.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	46,451,835.27	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,761.38
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	980,700.59	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	2,402.26	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	66,365,291.08	Total Expenses/Reimbursements	6,261.38

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,759,965.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	66,365,291.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	69,125,256.24
Total Funds Collected	69,149,236.69	Total Funds Distributed	69,149,236.70

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	705,143,165.55	705,143,165.55	Beginning Certificate Balance	705,143,165.55
(-) Scheduled Principal Collections	18,930,352.96	18,930,352.96	(-) Principal Distributions	66,365,291.08
(-) Unscheduled Principal Collections	47,432,535.86	47,432,535.86	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	2,402.26	2,402.26	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	638,777,874.47	638,777,874.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	705,143,165.62	705,143,165.62	Ending Certificate Balance	638,777,874.47
Ending Actual Collateral Balance	639,064,088.61	639,064,088.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	40,401,096.35	6.32%	1	4.8728	NAP	Defeased	7	40,401,096.35	6.32%	1	4.8728	NAP
3,000,000 or less	2	4,812,484.19	0.75%	1	4.8367	1.445619	1.30 or less	5	122,113,958.74	19.12%	1	4.3308	0.762551
3,000,001 to 5,000,000	5	18,744,964.07	2.93%	2	5.2282	2.028992	1.31-1.40	3	62,643,927.34	9.81%	2	4.7774	1.347333
5,000,001 to 10,000,000	5	40,740,443.48	6.38%	1	5.1549	1.539095	1.41-1.50	2	40,091,090.50	6.28%	(27)	3.3946	1.456109
10,000,001 to 15,000,000	3	37,435,486.78	5.86%	2	5.2110	2.481270	1.51-1.60	3	24,552,692.08	3.84%	2	5.2330	1.553207
15,000,001 to 20,000,000	3	52,294,971.75	8.19%	1	4.9420	1.759950	1.61-1.70	2	38,803,448.38	6.07%	2	5.6012	1.660221
20,000,001 to 30,000,000	1	20,170,843.29	3.16%	0	4.3270	0.500800	1.71-1.80	1	3,097,069.43	0.48%	1	4.6300	1.723700
30,000,001 to 50,000,000	3	108,443,306.60	16.98%	(9)	4.4703	1.471700	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 100,000,000	2	165,734,277.96	25.95%	1	4.5845	1.669894	1.91-2.00	1	18,205,643.40	2.85%	1	5.1290	1.994600
100,000,001 or greater	1	150,000,000.00	23.48%	0	4.0530	2.700700	2.01 or greater	8	288,868,948.25	45.22%	1	4.5241	2.645049
Totals	32	638,777,874.47	100.00%	(1)	4.5736	1.892984	Totals	32	638,777,874.47	100.00%	(1)	4.5736	1.892984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	40,401,096.35	6.32%	1	4.8728	NAP
							Defeased	8	40,401,096.35	6.32%	1	4.8728	NAP
Arizona	1	7,928,326.77	1.24%	1	4.8655	2.368700
							Industrial	2	26,263,679.94	4.11%	1	5.1914	2.023042
Arkansas	1	3,898,596.42	0.61%	2	5.2650	1.591400
							Lodging	7	131,426,220.49	20.57%	2	4.8510	1.367905
Florida	9	62,925,189.06	9.85%	1	4.8839	2.321485
							Mixed Use	2	15,587,190.10	2.44%	2	5.2902	4.059475
Georgia	3	16,490,066.65	2.58%	2	5.3920	2.618900
							Mobile Home Park	11	90,254,507.16	14.13%	1	4.8655	2.368700
Hawaii	1	13,376,544.08	2.09%	2	5.3580	4.397400
							Multi-Family	1	12,269,115.86	1.92%	2	5.0450	1.323400
Illinois	3	103,476,827.14	16.20%	2	4.2790	0.828949
							Office	9	215,328,244.09	33.71%	1	4.2756	2.290103
Indiana	4	9,813,696.12	1.54%	2	5.4760	1.447500
							Retail	12	107,247,820.45	16.79%	(10)	4.1639	1.164083
Kentucky	1	30,277,394.38	4.74%	(36)	2.7200	1.458900
							Totals	52	638,777,874.47	100.00%	(1)	4.5736	1.892984
Maine	1	9,547,491.81	1.49%	1	4.8655	2.368700

Massachusetts	1	11,789,826.84	1.85%	2	5.2170	1.512200

Michigan	1	6,262,244.81	0.98%	1	5.1500	0.798900

New York	3	198,576,497.00	31.09%	0	4.3642	2.363635

Ohio	2	14,335,347.34	2.24%	2	5.0767	1.362028

Oklahoma	1	3,186,134.56	0.50%	2	5.4850	1.400000

Pennsylvania	3	47,188,676.92	7.39%	2	4.6600	1.350000

Texas	7	52,719,467.70	8.25%	1	5.0934	2.193053

Washington	1	3,982,612.31	0.62%	2	5.2100	1.590400

Wisconsin	1	2,601,838.17	0.41%	1	4.8000	0.962100

Totals	52	638,777,874.47	100.00%	(1)	4.5736	1.892984

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	40,401,096.35	6.32%	1	4.8728	NAP	Defeased	7	40,401,096.35	6.32%	1	4.8728	NAP
	4.000% or less	1	30,277,394.38	4.74%	(36)	2.7200	1.458900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	225,479,770.77	35.30%	1	4.1184	2.075919	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	45,596,318.07	7.14%	0	4.3481	0.775106	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	50,285,746.35	7.87%	2	4.6582	1.373016	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	95,066,991.38	14.88%	1	4.8640	2.321972	49 months or greater	25	598,376,778.12	93.68%	(1)	4.5534	1.912138
	5.001% to 5.250%	5	52,509,443.22	8.22%	2	5.1378	1.556203	Totals	32	638,777,874.47	100.00%	(1)	4.5736	1.892984
	5.251% to 5.500%	8	68,183,878.65	10.67%	2	5.3742	2.542634
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	1	30,977,235.30	4.85%	2	5.8920	1.669600
	Totals	32	638,777,874.47	100.00%	(1)	4.5736	1.892984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	40,401,096.35	6.32%	1	4.8728	NAP	Defeased	7	40,401,096.35	6.32%	1	4.8728	NAP
	60 months or less	25	598,376,778.12	93.68%	(1)	4.5534	1.912138	Interest Only	1	150,000,000.00	23.48%	0	4.0530	2.700700
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	24	448,376,778.12	70.19%	(1)	4.7207	1.648333
	Totals	32	638,777,874.47	100.00%	(1)	4.5736	1.892984	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	638,777,874.47	100.00%	(1)	4.5736	1.892984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	40,401,096.35	6.32%	1	4.8728	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	598,376,778.12	93.68%	(1)	4.5534	1.912138
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	638,777,874.47	100.00%	(1)	4.5736	1.892984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300640001	OF	New York	NY	Actual/360	4.053%	523,512.50	0.00	0.00	N/A	06/06/23	--	150,000,000.00	150,000,000.00	06/06/23
2	300760002	MH	Various	Various	Actual/360	4.865%	378,991.01	202,503.91	0.00	N/A	07/06/23	--	90,457,011.10	90,254,507.19	06/01/23
3	300760003	LO	Chicago	IL	Actual/360	4.248%	276,137.50	0.00	0.00	N/A	08/06/23	--	75,479,770.77	75,479,770.77	06/06/23
4	623100025	OF	Cranberry Township	PA	Actual/360	4.660%	189,745.97	96,765.19	0.00	N/A	08/06/23	--	47,285,442.11	47,188,676.92	06/06/23
6	300640002	RT	Louisville	KY	Actual/360	2.720%	71,255.45	353,798.09	0.00	N/A	06/06/20	06/06/25	30,631,192.47	30,277,394.38	06/06/23
7	406100129	LO	East Elmhurst	NY	Actual/360	5.892%	157,466.71	58,841.31	0.00	N/A	08/06/23	--	31,036,076.61	30,977,235.30	06/06/23
9	406100119	RT	Peoria	IL	Actual/360	4.327%	75,340.70	49,270.29	0.00	N/A	06/06/23	--	20,220,113.58	20,170,843.29	05/06/23
12	300760012	LO	Austin	TX	Actual/360	4.778%	76,075.60	18,490,133.80	0.00	N/A	08/06/23	--	18,490,133.80	0.00	06/06/23
13	406100126	IN	Fort Worth	TX	Actual/360	5.129%	80,581.15	39,260.14	0.00	N/A	07/06/23	--	18,244,903.54	18,205,643.40	06/06/23
14	406100118	RT	Victor	NY	Actual/360	4.327%	65,735.52	42,988.81	0.00	N/A	06/06/23	--	17,642,250.51	17,599,261.70	05/06/23
15	300760015	LO	Valdosta	GA	Actual/360	5.392%	76,817.96	54,435.42	0.00	N/A	08/06/23	--	16,544,502.07	16,490,066.65	06/06/23
16	406100145	MU	Honolulu	HI	Actual/360	5.358%	61,969.84	54,768.03	0.00	N/A	08/06/23	--	13,431,312.11	13,376,544.08	06/06/23
17	300760017	OF	Raleigh	NC	Actual/360	4.640%	60,336.26	15,100,843.27	0.00	N/A	07/06/23	--	15,100,843.27	0.00	06/06/23
19	695100156	MF	Southfield	MI	Actual/360	4.655%	55,651.10	32,058.11	0.00	N/A	07/06/23	--	13,883,369.68	13,851,311.57	06/06/23
22	406100117	RT	Fargo	ND	Actual/360	4.327%	46,224.98	12,405,966.33	0.00	N/A	06/06/23	--	12,405,966.33	0.00	06/06/23
23	300760023	MF	Kent	OH	Actual/360	5.045%	53,416.47	26,629.51	0.00	N/A	08/06/23	--	12,295,745.37	12,269,115.86	05/06/23
25	300760025	RT	Woburn	MA	Actual/360	5.217%	53,060.11	21,211.70	0.00	N/A	08/06/23	--	11,811,038.54	11,789,826.84	06/06/23
26	300760026	RT	Various	IN	Actual/360	5.476%	46,427.30	32,099.76	0.00	N/A	08/06/23	--	9,845,795.88	9,813,696.12	06/06/23
29	406100123	RT	Various	AZ	Actual/360	4.693%	39,056.58	20,538.39	0.00	N/A	07/06/23	--	9,664,612.22	9,644,073.83	06/06/23
31	695100176	OF	Various	Various	Actual/360	5.265%	39,898.74	20,130.64	0.00	N/A	08/06/23	--	8,800,383.57	8,780,252.93	06/06/23
33	625100021	RT	Fairview Heights	IL	Actual/360	4.450%	30,076.07	649,465.04	2,402.26	N/A	07/01/23	--	8,475,678.12	7,826,213.08	05/01/23
35	300760035	IN	Laredo	TX	Actual/360	5.332%	37,078.83	16,842.33	0.00	N/A	07/06/23	--	8,074,878.87	8,058,036.54	06/06/23
40	300760040	OF	East Lansing	MI	Actual/360	5.150%	27,866.14	21,382.96	0.00	N/A	07/06/23	--	6,283,627.77	6,262,244.81	06/06/23
46	625100019	IN	Palm Bay	FL	Actual/360	4.450%	21,080.29	5,501,199.63	0.00	N/A	06/05/23	--	5,501,199.63	0.00	06/05/23
47	300760047	MF	Houston	TX	Actual/360	5.260%	25,271.21	5,579,317.15	0.00	N/A	07/06/23	--	5,579,317.15	0.00	06/06/23
49	417000115	LO	Greenville	TX	Actual/360	5.434%	22,791.05	16,075.65	0.00	N/A	07/06/23	--	4,870,633.92	4,854,558.27	06/06/23
55	695100171	SS	Albuquerque	NM	Actual/360	5.530%	21,513.27	4,517,748.92	0.00	N/A	08/06/23	--	4,517,748.92	0.00	06/06/23
56	625100024	RT	Glendale	AZ	Actual/360	4.720%	17,630.21	9,921.34	0.00	N/A	07/05/23	--	4,337,667.52	4,327,746.18	06/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
57	695100173	RT	Belfair	WA	Actual/360	5.210%	17,927.71	13,409.02	0.00	N/A	08/06/23	--	3,996,021.33	3,982,612.31	06/06/23
60	300760060	LO	Austin	TX	Actual/360	5.258%	16,466.10	12,140.53	0.00	N/A	08/06/23	--	3,636,730.03	3,624,589.50	06/06/23
61	304101062	MF	Athens	GA	Actual/360	5.400%	17,346.34	9,233.62	0.00	N/A	07/06/23	--	3,730,396.32	3,721,162.70	06/06/23
64	304101066	RT	West Bloomfield	MI	Actual/360	5.120%	14,284.34	10,977.10	0.00	N/A	08/06/23	--	3,239,895.85	3,228,918.75	06/06/23
67	406100135	RT	Shawnee Mission	KS	Actual/360	5.704%	17,030.06	6,776.75	0.00	N/A	08/06/23	--	3,467,187.90	3,460,411.15	06/06/23
70	695100168	RT	Tulsa	OK	Actual/360	5.485%	15,079.25	6,460.98	0.00	N/A	08/06/23	--	3,192,595.54	3,186,134.56	06/06/23
71	304101057	OF	Conroe	TX	Actual/360	4.630%	12,374.40	6,659.84	0.00	N/A	07/06/23	--	3,103,729.27	3,097,069.43	06/06/23
73	300760073	SS	Peyton	CO	Actual/360	5.430%	13,406.31	2,867,149.33	0.00	N/A	07/06/23	--	2,867,149.33	0.00	06/06/23
74	304101058	RT	Hartford	WI	Actual/360	4.800%	10,789.01	8,406.39	0.00	N/A	07/06/23	--	2,610,244.56	2,601,838.17	06/06/23
78	304101055	MU	Fort Myers	FL	Actual/360	4.880%	9,310.42	4,949.33	0.00	N/A	07/06/23	--	2,215,595.35	2,210,646.02	06/06/23
79	625100025	OF	Clovis	CA	Actual/360	4.770%	8,923.15	4,932.47	0.00	N/A	07/05/23	--	2,172,404.64	2,167,472.17	06/05/23
Totals							2,783,945.61	66,365,291.08	2,402.26				705,143,165.55	638,777,874.47

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	29,270,983.46	8,729,981.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,688,889.43	16,811,512.99	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	23,850.10	0.00
3	5,679,298.01	6,154,749.33	04/01/22	03/31/23	--	0.00	73,795.36	0.00	0.00	0.00	0.00
4	5,146,378.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,391,530.63	3,558,146.14	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,970,069.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	963,922.58	0.00	--	--	--	0.00	0.00	124,436.87	124,436.87	0.00	0.00
12	4,412,934.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,174,907.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,141,474.36	0.00	--	--	--	0.00	0.00	108,572.41	108,572.41	0.00	0.00
15	4,420,866.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,033,092.12	1,619,391.79	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,896,584.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,631,791.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	988,087.92	332,202.15	01/01/23	03/31/23	--	0.00	0.00	79,940.10	79,940.10	0.00	0.00
25	1,397,115.80	353,632.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,455,602.00	1,484,040.88	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	873,815.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,002,471.00	512,651.00	01/01/22	06/30/22	03/06/23	1,938,933.83	95,993.82	54,311.02	54,311.02	0.00	0.00
35	1,489,903.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	977,183.38	412,945.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,175,868.30	0.00	--	--	--	0.00	0.00	0.00	0.00	326.43	0.00
55	624,392.96	183,953.64	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	600,652.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1,129,586.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	471,398.04	96,781.98	07/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	387,006.36	106,871.12	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	265,124.32	0.00	--	--	--	0.00	0.00	0.00	0.00	1,314.29	0.00
78	367,949.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	112,155,064.12	41,230,676.69				1,938,933.83	169,789.18	367,260.40	367,260.40	25,490.82	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	300640002	353,798.09	Partial Liquidation (Curtailment)	0.00	0.00
12	300760012	18,448,458.71	Payoff Prior to Maturity	0.00	0.00
17	300760017	15,065,897.57	Payoff Prior to Maturity	0.00	0.00
33	625100021	626,902.50	Partial Liquidation (Curtailment)	0.00	0.00
47	300760047	5,567,549.20	Payoff Prior to Maturity	0.00	0.00
55	695100171	4,508,670.77	Payoff Prior to Maturity	0.00	0.00
73	300760073	2,861,259.02	Payoff Prior to Maturity	0.00	0.00
Totals		47,432,535.86		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/12/23	0	0.00	0	0.00	0	0.00	0	0.00	1	7,826,213.08	0	0.00	2	980,700.59	5	46,451,835.27	4.573564%	4.545628%	(1)
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	1	8,475,678.12	0	0.00	0	0.00	12	67,261,062.40	4.589603%	4.559892%	0
04/13/23	1	8,496,807.73	0	0.00	0	0.00	0	0.00	1	8,496,807.73	0	0.00	1	220,379.49	7	68,201,158.00	4.691921%	4.661867%	2
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	1	8,516,810.40	0	0.00	1	1,656,690.97	5	44,038,235.63	4.719661%	4.689643%	3
02/10/23	0	0.00	0	0.00	1	8,539,891.50	0	0.00	1	8,539,891.50	0	0.00	0	0.00	0	0.00	4.743349%	4.713608%	4
01/12/23	0	0.00	0	0.00	1	8,559,729.70	0	0.00	0	0.00	0	0.00	1	1,981,276.31	0	0.00	4.743936%	4.714192%	5
12/12/22	0	0.00	1	8,579,492.17	1	19,707,094.44	0	0.00	0	0.00	1	19,707,094.44	0	0.00	0	0.00	4.746785%	4.717063%	6
11/14/22	0	0.00	0	0.00	2	28,346,827.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.747381%	4.717656%	7
10/13/22	0	0.00	0	0.00	2	28,402,563.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.747937%	4.718209%	8
09/12/22	0	0.00	1	8,640,443.04	1	19,821,848.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.748523%	4.718792%	9
08/12/22	0	0.00	0	0.00	2	28,517,499.24	0	0.00	0	0.00	1	32,539,097.13	1	3,641.91	0	0.00	4.749070%	4.719335%	10
07/12/22	0	0.00	2	28,572,454.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.749474%	4.719702%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
9	406100119	05/06/23	0	5	124,436.87	124,436.87	0.00		20,220,113.58
14	406100118	05/06/23	0	5	108,572.41	108,572.41	0.00		17,642,250.51
23	300760023	05/06/23	0	B	79,940.10	79,940.10	0.00		12,295,745.37
33	625100021	05/01/23	0	B	54,311.02	54,311.02	208.00		7,848,775.62	06/11/20	7			01/23/23
Totals					367,260.40	367,260.40	208.00		58,006,885.08
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		187,770,105	150,000,000	37,770,105		0
0 - 6 Months		420,730,375	412,904,162	0		7,826,213
7 - 12 Months		0	0	0		0
13 - 24 Months		30,277,394	30,277,394	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	638,777,874	630,951,661	0	0	0	7,826,213
May-23	705,143,166	696,667,487	0	0	0	8,475,678
Apr-23	800,268,185	791,771,378	0	0	0	8,496,808
Mar-23	880,172,207	871,655,396	0	0	0	8,516,810
Feb-23	927,741,402	919,201,510	0	0	0	8,539,892
Jan-23	929,297,276	920,737,546	0	0	8,559,730	0
Dec-22	932,833,104	904,546,517	0	8,579,492	19,707,094	0
Nov-22	934,461,373	906,114,545	0	0	28,346,828	0
Oct-22	935,986,467	907,583,903	0	0	28,402,564	0
Sep-22	937,601,272	909,138,981	0	8,640,443	19,821,848	0
Aug-22	939,112,516	910,595,016	0	0	28,517,499	0
Jul-22	940,681,145	912,108,691	0	28,572,455	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
33	625100021	7,826,213.08	7,848,775.62	7,380,000.00	11/30/22	512,651.00	1.62310	06/30/22	07/01/23	240
Totals		7,826,213.08	7,848,775.62	7,380,000.00		512,651.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
33	625100021	RT	IL	06/11/20	7

REO Title Date: 1/23/23. Property Description: The property is an existing community shopping center property containing 210,500 square feet of gross leasable area anchored by a Burlington Coat Factory and Best Buy. The improvements were

Constructed in 1987. Deferred Maintenance: Parking lot is in poor condition and PM is pricing options. Roof survey indicated inline roof requires replacement in 2024 and Burlington roof will require replacement in 2026 repairs are being done to address active leaks. Leasing Summary: The property is available for lease however no new leases or renewals have been entered into as of the title date. Marketing Summary: The property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	300760003	75,479,770.77	4.24850%	75,479,770.77	4.24850%	8	11/30/21	01/06/21	01/06/22
6	300640002	0.00	2.72000%	0.00	2.72000%	9	03/31/22	04/06/22	08/08/22
7	406100129	33,067,437.80	5.89200%	33,067,437.80	5.89200%	10	08/06/20	06/06/20	09/08/20
11	406100136	0.00	5.80900%	0.00	5.80900%	8	11/08/22	11/09/22	12/06/22
27	406100133	8,940,370.72	6.18900%	8,940,370.72	6.18900%	10	07/09/20	06/06/20	08/06/20
Totals		117,487,579.29		117,487,579.29
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	695100162 04/12/22	12,111,061.98	3,900,000.00	7,049,042.35	2,056,762.17	6,797,895.13	4,741,132.96	7,369,929.02	0.00	359,080.37	7,010,848.65	41.24%
50	406100091 04/12/22	12,111,061.98	3,900,000.00	6,408,558.40	304,614.80	6,408,558.40	6,103,943.60	63,989.26	0.00	63,989.26	0.00	0.00%
68	625100028 10/15/18	3,727,414.08	13,800,000.00	3,821,073.39	134,874.60	3,821,073.39	3,686,198.79	41,215.29	0.00	(493.74)	41,709.03	1.04%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		27,949,538.04	21,600,000.00	17,278,674.14	2,496,251.57	17,027,526.92	14,531,275.35	7,475,133.57	0.00	422,575.89	7,052,557.68

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	695100162	05/12/23	0.00	0.00	7,010,848.65	0.00	0.00	72.33	0.00	0.00	7,010,848.65
		04/13/23	0.00	0.00	7,010,776.32	0.00	0.00	(96,127.15)	0.00	0.00
		12/12/22	0.00	0.00	7,106,903.47	0.00	0.00	6,393.41	0.00	0.00
		10/13/22	0.00	0.00	7,100,510.06	0.00	0.00	1,152.82	0.00	0.00
		09/12/22	0.00	0.00	7,099,357.24	0.00	0.00	129,323.02	0.00	0.00
		08/12/22	0.00	0.00	6,970,034.22	0.00	0.00	(117,656.58)	0.00	0.00
		05/12/22	0.00	0.00	7,087,690.80	0.00	0.00	(282,238.22)	0.00	0.00
		04/12/22	0.00	0.00	7,369,929.02	0.00	0.00	7,369,929.02	0.00	0.00
50	406100091	05/12/23	0.00	0.00	0.00	0.00	0.00	(63,989.26)	0.00	0.00	0.00
		04/12/22	0.00	0.00	63,989.26	0.00	0.00	63,989.26	0.00	0.00
68	625100028	03/12/19	0.00	0.00	41,709.03	0.00	0.00	493.74	0.00	0.00	41,709.03
		10/15/18	0.00	0.00	41,215.29	0.00	0.00	41,215.29	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,052,557.68	0.00	0.00	7,052,557.68	0.00	0.00	7,052,557.68

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	2,761.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	2,761.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,261.38

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28